Segments	12 Months Ended
Oct. 31, 2023
Segments [Abstract]
SEGMENTS

Note 14 — SEGMENTS

The Group identified two operating segments, including ocean transportation and heating business segments. The revenue by the two reportable segments were as follows:

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2023	2022	2021
Ocean transportation	$95,257,538	$185,349,630	$121,961,057
Heating business	-	-	-
Total	$95,257,538	$185,349,630	$121,961,057

The Group’s CODM does not review the financial position by operating segments, at the same time, there are no assets or liabilities under the Heating business, thus no total assets or liabilities of each operating segment are presented.